EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 08, 2017	Nov. 27, 2017	Jun. 20, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 12, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, borrowing costs				$ 24.1	$ 17.3
Assets				3,966.9	3,400.5
Reversal of impairment charges				524.1	0.0
Payments for upward adjustment to resource allocations				5.0	10.0
Disposal Of Interest In Cote Gold Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets			$ 390.4	$ 395.7	154.9
Proportion of ownership interest sold in joint venture			30.00%	30.00%
Suriname Property
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares authorised		3,125,000				3.125
Number of shares issued		1,042,000
Issuance of common shares		$ 5.9
Saramacca Project
Disclosure of detailed information about property, plant and equipment [line items]
Payments for upward adjustment to resource allocations	$ 5.0
Upward adjustment to resource allocations, amounts payable	$ 5.0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, borrowing costs				$ 1.9	$ 0.7
Exploration and evaluation assets, borrowing costs, weighted-average interest rate				7.16%	6.99%
Reversal of impairment charges				$ 400.0	$ 0.0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions				52.5	10.0
Exploration and evaluation assets | Saramacca Project
Disclosure of detailed information about property, plant and equipment [line items]
Additions				$ 15.9	$ 10.0